Shares and issued capital - Share Consolidation (Details)				12 Months Ended
	Dec. 06, 2017 USD ($) $ / shares	Dec. 06, 2017 USD ($) item	Jun. 23, 2017 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Percentage of shares on issued share capital		4.92%
Price per placing share | $ / shares	$ 10.65
Issue of equity | $		$ 1,000,000		$ 160,878,000	$ 326,140,000
Share premium | $	$ 325,200,000	325,200,000		$ 4,993,163,000	$ 4,827,619,000	$ 4,950,948,000
Issue expenses | $		$ 2,900,000
Share premium reduction | $			$ 910,800,000
Authorized share capital | $			$ 42,000,000
Number of shares authorised | shares				10,000,000,000	10,000,000,000	10,000,000,000
Creation of an additional shares | shares				5,039,819,199	4,916,106,889	4,252,922,259			42,073,748,961
Share Consolidation ratio							10
Par value per share | $ / shares				$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.0004
Minimum
Disclosure of classes of share capital [line items]
Number of independent places | item		6
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares			10,000,000,000
Creation of an additional shares | shares			5,000,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares			500,000,000